Investments (Tables)	9 Months Ended
Sep. 30, 2019
Investments Schedule [Abstract]
Schedule of investments, held-to-maturity securities

The amortized cost and fair value of our investments, and the related gross unrealized gains and losses, were as follows as of the dates shown below (in thousands):

			Gross Unrealized
	Level	Cost	Gains	Losses	Fair Value
As of September 30, 2019:
Money market	1	55,445	$--	$--	$55,445
Commercial paper	2	6,138	$--	$--	$6,138
Bonds	2	30,650	$142	$--	$30,792
Mutual funds	1	949	$34	$--	$983
Equity investments	2	5,675	$--	$(2,711)	$2,964

As of December 31, 2018:
Money market	1	12,319	$--	$--	$12,319
Commercial paper	2	4,393	$--	$--	$4,393
Bonds	2	25,922	$--	$(211)	$25,711
Mutual funds	1	795	$--	$(121)	$674
Equity investments	2	5,675	$--	$(2,814)	$2,861